Long-term and short-term loans issued	12 Months Ended
Dec. 31, 2019
Long-term and short-term loans issued
Long-term and short-term loans issued

13.Long-term and short-term loans issued

As of December 31, 2019, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2019	allowance	2019
Long-term loans
Loans to legal entities	265	—	265
Total long-term loans	265	—	265
Short-term loans
Loans to legal entities	3,467	(33)	3,434
Instalment Card Loans	8,795	(810)	7,985
Total short-term loans	12,262	(843)	11,419

The Group’s loans mainly issued in Russian rubles.

As of December 31, 2018, long-term and short-term loans consisted of the following:

	Total as of	Expected credit	Net as of
	December 31,	loss	December 31,
	2018	allowance	2018
Long-term loans
Loans to legal entities	235	(5)	230
Total long-term loans	235	(5)	230
Short-term loans
Loans to individuals	30	—	30
Loans to legal entities	1,612	(26)	1,586
Instalment Card Loans	6,096	(822)	5,274
Total short-term loans	7,738	(848)	6,890

The amounts in the tables show the maximum exposure to credit risk regarding loans issued. The Group has no internal grading system of loans issued for credit risk rating grades analysis. Loans issued are not collateralized.

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2019, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2019	(216)	(120)	(517)	(853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(127)	7	(496)	(616)
Transfers between stages	114	(7)	(107)	—
Amounts sold and written off	—	—	626	626
ECL allowance as of December 31, 2019	(229)	(120)	(494)	(843)

During the year ended December 31, 2019, the Group sold defaulted balances of Installment Card Loans with the gross carrying amount of 655 to an unrelated party.

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2018	(175)	(60)	(194)	(429)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(146)	(44)	(309)	(499)
Transfers between stages	105	(16)	(89)	—
Amounts written off	—	—	75	75
ECL allowance as of December 31, 2018	(216)	(120)	(517)	(853)

The movement of provision for impairment of loans for 2017 was the following:

	Provision for			Provision for
	impairment			impairment
	of loans as of	(Charge)/		of loans as of
	December 31,	reversal for		December 31,
	2016	the year	Utilisation	2017
Instalment Card Loans	—	(222)	—	(222)
Loans to legal entities	(113)	3	14	(96)
Loans to financial institutions	(3)	—	—	(3)
Total	(116)	(219)	14	(321)